Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Estimated Useful Lives
As of December 30, 2016 and September 30, 2016, property, plant and equipment at cost and accumulated depreciation were as follows:

(in thousands)	December 30, 2016	September 30, 2016
Land	$13,294	$12,804
Buildings and related improvements	103,322	103,256
Machinery and equipment	244,532	245,011
Leasehold improvements	6,217	6,498
Construction in progress	5,272	6,148
Property, plant and equipment	372,637	373,717
Accumulated depreciation	(174,575)	(171,025)
Property, plant and equipment, net	$198,062	$202,692

Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Buildings	2 to 40 years
Building improvements	2 to 22 years
Machinery and production equipment	2 to 20 years
Support and testing machinery and equipment	2 to 15 years
Leasehold improvements	Lesser of remaining term of the lease or economic useful life
As of September 30, 2016 and September 25, 2015, property, plant and equipment at cost and accumulated depreciation were as follows:

(in thousands)	September 30, 2016	September 25, 2015
Land	$12,804	$13,294
Buildings and related improvements	103,256	104,315
Machinery and equipment	245,011	231,237
Leasehold improvements	6,498	5,572
Construction in progress	6,148	10,582
Property, plant and equipment	373,717	365,000
Accumulated depreciation	(171,025)	(140,716)
Property, plant and equipment, net	$202,692	$224,284